Cover	Aug. 11, 2025
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On August 15, 2025, Kindly MD, Inc. (the “Company”) filed with the U.S. Securities and Exchange Commission a Current Report on Form 8-K (the “Initial Form 8-K”) to report the consummation of the transactions contemplated by that certain Agreement and Plan of Merger (the “Merger Agreement”) by and among the Company, Kindly Holdco Corp, a Delaware corporation and a direct, and wholly owned subsidiary of the Company (“Merger Sub”), Nakamoto Holdings Inc., a Delaware Corporation (“Nakamoto”) and Wade Rivers, LLC, a Wyoming limited liability company (“Wade Rivers”) and related issuance of common stock and pre-funded warrants (the “PIPE Transaction”) and issuance of convertible debentures (the “Debt Transaction”). Pursuant to the Merger Agreement, among other things, Merger Sub merged with and into Nakamoto, with Nakamoto surviving as a wholly owned subsidiary of the company (such transaction, the “Merger”). The Merger closed on August 14, 2025 (the “Closing Date”). The Company is filing this Amendment No. 1 on Form 8-K/A to the Initial Form 8-K (this “Amendment”) for the purpose of amending the Initial Form 8-K to provide certain historical financial information of Nakamoto and unaudited pro forma condensed combined financial data of the Company in accordance with Items 9.01(a) and 9.01(b) of Form 8-K, respectively, and the incorporation of disclosure regarding supplemental risk factors, Management Discussion and Analysis and Information on Nakamoto disclosures in Item 8.01 on of Form 8-K. No other changes to the Initial Form 8-K are being made hereby. This Amendment should be read in conjunction with the Initial Form 8-K, which provides a more complete description of the Merger and PIPE Transaction and the Current Report on Form 8-K filed with the SEC on August 15, 2025, regarding the Debt Transaction.
Document Period End Date	Aug. 11, 2025
Entity File Number	001-42103
Entity Registrant Name	Kindly MD, Inc.
Entity Central Index Key	0001946573
Entity Tax Identification Number	84-3829824
Entity Incorporation, State or Country Code	UT
Entity Address, Address Line One	5097 South 900 East
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Salt Lake City
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84117
City Area Code	385
Local Phone Number	388-8220
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock, par value $0.001
Title of 12(b) Security	Common Stock, par value $0.001
Trading Symbol	NAKA
Security Exchange Name	NASDAQ
Tradeable Warrants to purchase shares of Common Stock, par value $0.001 per share
Title of 12(b) Security	Tradeable Warrants to purchase shares of Common Stock, par value $0.001 per share
Trading Symbol	NAKAW